Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair Value Assumptions of Stock Options

The fair value of options granted was determined using the following weighted-average assumptions as of grant date.

	2014	2013
Risk-free interest rate	1.82%	1.65%
Expected term	5.9 years	7.5 years
Expected stock price volatility	10.87%	12.63%
Dividend yield	0.23%	0.99%

Summary of Company's Stock Option Activities

A summary of the activity in the stock option plans for the year ended December 31, 2014 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	946,644	$11.27	6.81	$1,635
Granted	181,680	13.55
Conversion of pre-existing MidSouth options	137,280	8.57
Exercised	(23,809)	9.92
Forfeited, expired, or cancelled	(31,135)	12.01

Outstanding at period end	1,210,660	$11.32	6.53	$7,244

Vested or expected to vest	1,150,127	$11.32	6.53	$6,882
Exercisable at period end	790,098	$10.62	5.60	$5,281

Summary of Activity for Nonvested Restricted Share Awards

A summary of activity for non-vested restricted share awards for the year ended December 31, 2014 is as follows:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at December 31, 2013	28,685	$13.00
Granted	87,874	14.15
Vested	(9,166)	13.00
Forfeited	(4,683)	14.09

Non-vested at December 31, 2014	102,710	13.93